Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

The Company calculates its basic and diluted earnings per share in accordance with ASC 260, Earnings per Share. Basic earnings per share are calculated by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share are calculated by adjusting the weighted average outstanding shares to assume conversion of all potentially dilutive warrants and stock options include non-vested stock granted to employees.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net income attributable to CTFO	$3,219,736	$4,250,564	$8,976,408	$9,619,520
Basic earnings per share:
Basic weighted average share outstanding	25,270,069	25,257,569	25,270,069	24,440,253
Basic earnings per common share	$0.13	$0.17	$0.36	$0.39
Diluted earnings per share:
Basic weighted average share outstanding	25,270,069	25,257,569	25,270,069	24,440,253
Effect of dilutive stock options and warrants	2,484	60,901	3,118	63,968
Diluted weighted average shares outstanding	25,272,553	25,318,470	25,273,187	24,504,221
Diluted earnings per common share	$0.13	$0.17	$0.36	$0.39